UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Target Return Fund

7/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 89.8%
Aerospace – 2.5%
Boeing Co.	890	$60,645
Cobham PLC	47,380	176,573
Goodrich Corp.	10,380	756,391
Honeywell International, Inc.	10,410	446,173
Lockheed Martin Corp.	14,389	1,081,333
Moog, Inc., “A” (a)	3,540	126,767
Northrop Grumman Corp.	16,105	944,397
Precision Castparts Corp.	1,790	218,720
Raytheon Co.	2,860	132,332
Rockwell Collins, Inc.	2,730	156,047
Textron, Inc.	1,850	38,406
United Technologies Corp.	11,380	809,118

		$4,946,902

Airlines – 0.2%
Copa Holdings S.A., “A”	5,330	$275,294
Qantas Airways Ltd. (a)	23,074	51,561
Southwest Airlines Co.	2,300	27,715
UAL Corp. (a)	2,710	64,335

		$418,905

Alcoholic Beverages – 0.8%
Companhia de Bebidas das Americas, ADR	1,740	$190,043
Diageo PLC	21,000	364,780
Foster’s Group Ltd.	18,830	98,124
Heineken N.V.	16,850	762,604
Pernod Ricard S.A.	770	60,266

		$1,475,817

Apparel Manufacturers – 0.9%
Compagnie Financiere Richemont S.A.	2,695	$105,166
Li & Fung Ltd.	56,000	256,659
LVMH Moet Hennessy Louis Vuitton S.A.	5,800	707,605
NIKE, Inc., “B”	6,560	483,078
Phillips-Van Heusen Corp.	910	47,220
Sanyo Shokai Ltd.	13,000	51,913
Stella International Holdings Ltd.	22,000	42,201
Swatch Group Ltd.	416	128,829

		$1,822,671

Automotive – 0.8%
Bayerische Motoren Werke AG	3,500	$188,416
Bridgestone Corp.	11,100	198,758
Ford Motor Co. (a)	12,230	156,177
Harley-Davidson, Inc.	2,290	62,357
Harman International Industries, Inc. (a)	520	15,813
Johnson Controls, Inc.	12,660	364,735
Lear Corp. (a)(w)	1,460	114,128
Tomkins PLC	79,900	406,215
USS Co. Ltd.	1,640	123,387

		$1,629,986

Biotechnology – 1.1%
Actelion Ltd. (a)	866	$35,024
Alexion Pharmaceuticals, Inc. (a)	4,740	257,666
Alimera Sciences, Inc. (a)	1,160	8,456
Amgen, Inc. (a)	13,250	722,522
Biogen Idec, Inc. (a)	2,357	131,709
Celgene Corp. (a)	2,260	124,639

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Biotechnology – continued
Gen-Probe, Inc. (a)	4,180	$187,975
Genzyme Corp. (a)	2,170	150,945
Gilead Sciences, Inc. (a)	5,660	188,591
Human Genome Sciences, Inc. (a)	7,870	204,148
Lonza Group AG	979	76,031

		$2,087,706

Broadcasting – 1.2%
CBS Corp., “B”	20,230	$298,999
Discovery Communications, Inc., “A” (a)	9,390	362,548
Fuji Television Network, Inc.	60	86,949
Grupo Televisa S.A., ADR	9,500	180,500
Interpublic Group of Cos., Inc. (a)	9,590	87,653
Nippon Television Network Corp.	410	57,327
Omnicom Group, Inc.	4,275	159,287
Publicis Groupe	5,640	254,192
Scripps Networks Interactive, Inc., “A”	910	38,793
Vivendi S.A.	5,706	137,153
Walt Disney Co.	15,910	536,008
WPP Group PLC	23,518	250,020

		$2,449,429

Brokerage & Asset Managers – 1.7%
Aberdeen Asset Management PLC	78,160	$172,193
Affiliated Managers Group, Inc. (a)	6,120	433,480
BM&F Bovespa S.A.	25,800	189,965
Charles Schwab Corp.	12,190	180,290
CME Group, Inc.	610	170,068
Daiwa Securities Group, Inc.	45,000	194,803
Deutsche Boerse AG	4,820	337,425
Evercore Partners, Inc.	1,810	42,499
Franklin Resources, Inc.	2,890	290,676
GFI Group, Inc.	29,710	174,992
Hong Kong Exchanges & Clearing Ltd.	14,200	233,452
ICAP PLC	14,290	89,917
IG Group Holdings PLC	30,273	225,069
IntercontinentalExchange, Inc. (a)	1,560	164,767
Lazard Ltd.	2,010	59,637
Nomura Holdings, Inc.	45,800	254,989
Stifel Financial Corp. (a)	1,303	60,381
TD AMERITRADE Holding Corp. (a)	4,840	76,182
Van Lanschot N.V. (a)	700	31,562

		$3,382,347

Business Services – 2.8%
Accenture Ltd., “A”	20,180	$799,935
Amadeus Holdings AG (a)	12,095	212,782
Bunzl PLC	8,900	96,361
Capita Group PLC	4,150	46,821
Cielo S.A.	7,991	71,786
Cognizant Technology Solutions Corp., “A” (a)	7,590	414,110
Concur Technologies, Inc. (a)	5,200	240,656
Constant Contact, Inc. (a)	10,230	199,383
CoStar Group, Inc. (a)	7,150	313,384
Dun & Bradstreet Corp.	2,090	142,872
Equinix, Inc. (a)	470	43,950
Hays PLC	39,510	55,983
Higher One Holdings, Inc. (a)	1,660	23,207

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
IFM Investments Ltd., ADR (a)	1,960	$11,074
Infosys Technologies Ltd., ADR	3,188	192,810
Intertek Group PLC	18,851	466,477
MasterCard, Inc., “A”	2,880	604,915
Michael Page International PLC	19,750	120,151
Mitsubishi Corp.	9,800	212,005
Nomura Research Institute Ltd.	15,900	315,442
Sodexo	2,583	162,731
Ultimate Software Group, Inc. (a)	2,810	90,651
Verisk Analytics, Inc., “A” (a)	6,690	198,626
Visa, Inc., “A”	4,130	302,936
Western Union Co.	5,040	81,799

		$5,420,847

Cable TV – 0.6%
Comcast Corp., “Special A”	14,160	$261,394
DIRECTV, “A” (a)	18,105	672,782
Time Warner Cable, Inc.	5,872	335,702

		$1,269,878

Chemicals – 1.7%
3M Co.	6,900	$590,226
Celanese Corp.	24,280	682,025
Dow Chemical Co.	2,530	69,145
E.I. du Pont de Nemours & Co.	6,970	283,470
Ecolab, Inc.	7,570	370,249
Givaudan S.A.	174	160,353
Monsanto Co.	9,510	550,058
Nufarm Ltd.	37,670	130,186
PPG Industries, Inc.	6,337	440,231

		$3,275,943

Computer Software – 3.1%
Adobe Systems, Inc. (a)	21,290	$611,449
Akamai Technologies, Inc. (a)	9,460	362,886
ANSYS, Inc. (a)	3,550	159,572
ArcSight, Inc. (a)	2,770	69,278
Ariba, Inc. (a)	3,560	56,853
Autodesk, Inc. (a)	16,450	485,933
Autonomy Corp. PLC (a)	9,820	253,479
Blackboard, Inc. (a)	6,460	245,286
Dassault Systemes S.A.	1,970	128,065
Intuit, Inc. (a)	4,160	165,360
Microsoft Corp.	13,930	359,533
MicroStrategy, Inc., “A” (a)	2,710	224,903
Nuance Communications, Inc. (a)	3,670	60,592
OBIC Co. Ltd.	790	149,139
Oracle Corp.	64,900	1,534,236
Parametric Technology Corp. (a)	13,190	236,629
Red Hat, Inc. (a)	1,810	58,192
Salesforce.com, Inc. (a)	1,270	125,667
SAP AG	2,630	120,092
SolarWinds, Inc. (a)	4,540	62,743
Sourcefire, Inc. (a)	1,030	21,980
SuccessFactors, Inc. (a)	8,330	169,182
VeriSign, Inc. (a)	14,540	409,301

		$6,070,350

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 3.8%
3Par, Inc. (a)	9,170	$92,617
Acer, Inc.	198,633	531,862
Apple, Inc. (a)	9,940	2,557,065
Dell, Inc. (a)	7,140	94,534
EMC Corp. (a)	26,680	527,997
Fujitsu Ltd.	17,000	121,014
Hewlett-Packard Co.	16,824	774,577
International Business Machines Corp.	8,560	1,099,104
Konica Minolta Holdings, Inc.	74,500	784,710
Lexmark International, Inc., “A” (a)	3,810	140,018
MICROS Systems, Inc. (a)	8,170	292,323
NetApp, Inc. (a)	1,250	52,875
NICE Systems Ltd., ADR (a)	3,170	90,884
PROS Holdings, Inc. (a)	6,450	45,602
Ricoh Co. Ltd.	6,000	83,130
Venture Corp. Ltd.	11,000	74,018
VMware, Inc. (a)	976	75,669
Wincor Nixdorf AG	1,358	76,636

		$7,514,635

Conglomerates – 0.1%
Hutchison Whampoa Ltd.	34,000	$224,551

Construction – 1.1%
Anhui Conch Cement Co. Ltd.	32,000	$111,851
Corporacion GEO S.A.B. de C.V. (a)	51,363	146,215
Geberit AG	2,042	333,832
Lennar Corp., “A”	3,900	57,603
Martin Marietta Materials, Inc.	440	37,576
NVR, Inc. (a)	524	328,286
Pulte Homes, Inc. (a)	5,160	45,305
Sherwin-Williams Co.	8,390	580,169
Stanley Black & Decker, Inc.	6,494	376,782
Toll Brothers, Inc. (a)	940	16,318
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	21,880	42,406

		$2,076,343

Consumer Products – 2.5%
AmorePacific Corp.	88	$71,853
Avon Products, Inc.	7,360	229,117
Beiersdorf AG	2,480	146,886
Christian Dior S.A.	1,948	211,105
Church & Dwight Co., Inc.	4,030	267,068
Colgate-Palmolive Co.	2,483	45,109
Colgate-Palmolive Co.	6,410	506,262
Dabur India Ltd.	9,680	41,229
Energizer Holdings, Inc. (a)	1,830	112,582
Hengan International Group Co. Ltd.	5,800	49,954
Henkel KGaA, IPS	9,221	457,643
Hypermarcas S.A. (a)	10,200	132,806
International Flavors & Fragrances, Inc.	1,010	45,834
Kao Corp.	12,500	295,735
Kimberly-Clark Corp.	1,696	108,748
Kimberly-Clark de Mexico S.A. de C.V., “A”	11,760	74,323
Kose Corp.	4,500	104,485
L’occitane International S.A. (a)	23,750	51,979
Natura Cosmeticos S.A.	4,780	124,202
Newell Rubbermaid, Inc.	7,660	118,730

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Procter & Gamble Co.	15,792	$965,839
Reckitt Benckiser Group PLC	11,680	572,740
Uni-Charm Corp.	1,200	142,786

		$4,877,015

Consumer Services – 0.9%
Anhanguera Educacional Participacoes S.A., IEU	10,600	$165,437
Apollo Group, Inc., “A” (a)	400	18,452
Capella Education Co. (a)	2,850	264,822
DeVry, Inc.	8,480	456,224
H&R Block, Inc.	3,110	48,765
ITT Educational Services, Inc. (a)	2,212	178,597
Monster Worldwide, Inc. (a)	12,330	169,168
Priceline.com, Inc. (a)	110	24,684
Sotheby’s	8,150	221,110
Strayer Education, Inc.	530	126,882

		$1,674,141

Containers – 0.3%
Ball Corp.	2,080	$121,139
Brambles Ltd.	14,200	69,372
Crown Holdings, Inc. (a)	2,510	69,853
Owens-Illinois, Inc. (a)	5,420	149,863
Pactiv Corp. (a)	2,260	68,749
Smurfit Kappa Group PLC (a)	4,394	45,310

		$524,286

Electrical Equipment – 1.9%
AMETEK, Inc.	5,730	$253,667
Danaher Corp.	25,150	966,011
Emerson Electric Co.	910	45,081
General Electric Co.	30,100	485,212
Keyence Corp.	300	69,101
Legrand S.A.	5,530	179,980
Mettler-Toledo International, Inc. (a)	1,210	141,328
OMRON Corp.	2,300	55,480
Schneider Electric S.A.	4,220	486,687
Sensata Technologies Holding B.V. (a)	14,320	231,984
Siemens AG	4,160	405,444
Spectris PLC	7,050	100,060
Tyco Electronics Ltd.	3,550	95,850
WESCO International, Inc. (a)	7,380	265,163

		$3,781,048

Electronics – 2.9%
ARM Holdings PLC	44,960	$231,542
Broadcom Corp., “A”	800	28,824
Dolby Laboratories, Inc., “A” (a)	3,050	193,583
DynaVox, Inc., “A” (a)	4,220	65,410
Fabrinet (a)	5,750	58,420
First Solar, Inc. (a)	1,060	132,977
Flextronics International Ltd. (a)	6,280	39,062
Halma PLC	15,275	66,513
Hittite Microwave Corp. (a)	4,900	225,204
Hoya Corp.	4,400	104,710
Intel Corp.	59,470	1,225,082
Jabil Circuit, Inc.	15,690	227,662
Linear Technology Corp.	6,420	204,670

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Microchip Technology, Inc.	15,750	$479,588
NetLogic Microsystems, Inc. (a)	5,890	174,108
PMC-Sierra, Inc. (a)	14,390	116,559
Samsung Electronics Co. Ltd.	717	490,899
Samsung Electronics Co. Ltd., GDR	356	122,820
SanDisk Corp. (a)	11,000	480,700
Silicon Laboratories, Inc. (a)	5,340	213,867
Siliconware Precision Industries Co. Ltd., ADR	25,398	123,942
Taiwan Semiconductor Manufacturing Co. Ltd.	124,654	242,745
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	39,732	401,293
Tokyo Electron Ltd.	1,300	69,819

		$5,719,999

Energy - Independent – 2.2%
Anadarko Petroleum Corp.	3,400	$167,144
Apache Corp.	5,050	482,679
Cairn Energy PLC (a)	27,834	203,878
Cloud Peak Energy, Inc. (a)	1,820	27,937
CNOOC Ltd.	38,000	63,990
Concho Resources, Inc. (a)	1,180	70,776
CONSOL Energy, Inc.	2,600	97,448
Continental Resources, Inc. (a)	1,760	80,133
Devon Energy Corp.	1,630	101,859
EOG Resources, Inc.	1,720	167,700
EXCO Resources, Inc.	16,830	244,203
INPEX Corp.	84	410,302
Massey Energy Co.	1,440	44,035
Newfield Exploration Co. (a)	7,510	401,485
Nexen, Inc.	8,125	168,736
Niko Resources Ltd.	1,050	113,247
Noble Energy, Inc.	4,200	281,652
Oasis Petroleum LLC (a)	3,740	64,328
Occidental Petroleum Corp.	2,850	222,101
Plains Exploration & Production Co. (a)	2,570	57,954
QEP Resources, Inc. (a)	7,412	255,121
Southwestern Energy Co. (a)	2,960	107,892
Tullow Oil PLC	4,038	77,999
Ultra Petroleum Corp. (a)	5,280	223,714
Whiting Petroleum Corp. (a)	2,350	206,824

		$4,343,137

Energy - Integrated – 3.6%
BG Group PLC	11,260	$180,485
BP PLC	70,190	447,108
Chevron Corp.	26,165	1,994,035
ConocoPhillips	2,280	125,902
Exxon Mobil Corp. (s)	30,745	1,834,862
Hess Corp.	12,140	650,583
Marathon Oil Corp.	6,400	214,080
OAO Gazprom, ADR	8,010	172,856
Petroleo Brasileiro S.A., ADR	2,930	106,652
Royal Dutch Shell PLC, “A”	32,100	883,737
Suncor Energy, Inc.	3,720	122,631
TOTAL S.A.	2,380	120,059
TOTAL S.A., ADR	4,330	219,228

		$7,072,218

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.8%
Downer EDI Ltd.	52,127	$234,382
Fluor Corp.	10,650	514,288
JGC Corp.	17,000	281,185
Keppel Corp. NPV	75,000	515,149
North American Energy Partners, Inc. (a)	7,830	75,638

		$1,620,642

Entertainment – 0.1%
DreamWorks Animation, Inc., “A” (a)	3,970	$123,705

Food & Beverages – 3.4%
Barry Callebaut AG	54	$34,136
Binggrae Co. Ltd.	230	9,254
Coca-Cola Co.	4,500	247,995
Coca-Cola Hellenic Bottling Co. S.A.	2,649	62,482
Dr Pepper Snapple Group, Inc.	20,610	773,905
General Mills, Inc.	18,090	618,678
Green Mountain Coffee Roasters, Inc. (a)	4,590	141,326
Groupe Danone	13,481	756,117
J.M. Smucker Co.	4,425	271,828
Kellogg Co.	6,890	344,845
Kerry Group PLC	8,093	257,332
Kraft Foods, Inc., “A”	2,010	58,712
McCormick & Co., Inc.	1,280	50,342
Mead Johnson Nutrition Co., “A”	7,250	385,265
Nestle S.A.	29,588	1,462,784
PepsiCo, Inc. (s)	16,220	1,052,840
Ralcorp Holdings, Inc. (a)	1,200	70,080
Tyson Foods, Inc., “A”	5,200	91,052

		$6,688,973

Food & Drug Stores – 0.9%
CVS Caremark Corp.	2,900	$89,001
Dairy Farm International Holdings Ltd.	12,600	96,768
Kroger Co.	11,750	248,865
Lawson, Inc.	12,500	573,673
Tesco PLC	46,690	286,204
Walgreen Co.	8,810	251,526
Whole Foods Market, Inc. (a)	3,900	148,083

		$1,694,120

Forest & Paper Products – 0.0%
Universal Forest Products, Inc.	2,790	$86,406

Gaming & Lodging – 0.9%
Ameristar Casinos, Inc.	3,370	$53,179
International Game Technology	18,640	284,074
Las Vegas Sands Corp. (a)	23,650	635,239
Marriott International, Inc., “A”	750	25,433
Morgans Hotel Group Co. (a)	8,940	66,245
Penn National Gaming, Inc. (a)	770	21,090
Royal Caribbean Cruises Ltd. (a)	13,880	400,577
Sands China Ltd. (a)	90,800	140,277
Starwood Hotels & Resorts Worldwide, Inc.	1,450	70,253
WMS Industries, Inc. (a)	1,510	58,150
Wynn Resorts Ltd.	786	68,916

		$1,823,433

General Merchandise – 0.9%
Daiei, Inc. (a)	6,950	$33,224

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – continued
Dollar General Corp. (a)	10,180	$297,052
Dunelm Group PLC	17,467	109,332
Kohl’s Corp. (a)	4,180	199,344
Macy’s, Inc.	21,810	406,757
Target Corp.	10,140	520,385
Wal-Mart Stores, Inc.	2,800	143,332

		$1,709,426

Health Maintenance Organizations – 0.4%
Humana, Inc. (a)	7,537	$354,390
Odontoprev S.A.	3,500	32,835
UnitedHealth Group, Inc.	3,280	99,876
WellPoint, Inc. (a)	6,590	334,245

		$821,346

Insurance – 4.3%
ACE Ltd.	2,880	$152,870
Admiral Group PLC	9,034	205,264
Aflac, Inc.	8,620	424,018
Allied World Assurance Co. Holdings Ltd.	10,400	518,128
Allstate Corp.	3,700	104,488
Amlin PLC	40,387	269,210
Aon Corp.	9,860	371,426
Aspen Insurance Holdings Ltd.	14,433	394,743
Berkshire Hathaway, Inc., “B” (a)	810	63,277
Catlin Group Ltd.	10,388	62,724
China Pacific Insurance (Group) Co. Ltd	35,800	142,877
Chubb Corp.	6,850	360,515
Employers Holdings, Inc.	6,950	108,003
Endurance Specialty Holdings Ltd.	6,148	237,251
Euler Hermes (a)	622	49,323
Genworth Financial, Inc. (a)	8,840	120,047
Hiscox Ltd.	45,996	256,942
ING Groep N.V. (a)	49,264	473,784
Jardine Lloyd Thompson Group PLC	9,180	85,060
MetLife, Inc.	24,500	1,030,470
Muenchener Ruckversicherungs-Gesellschaft AG	1,000	138,525
Prudential Financial, Inc.	17,590	1,007,731
SNS REAAL Groep N.V. (a)	39,690	218,577
Storebrand A.S.A. (a)	33,958	201,385
Swiss Reinsurance Co.	6,100	280,962
Symetra Financial Corp.	5,410	63,081
Travelers Cos., Inc.	13,385	675,273
Unum Group	2,070	47,237
Zurich Financial Services AG	1,440	336,189

		$8,399,380

Internet – 0.9%
Art Technology Group, Inc. (a)	7,540	$27,144
Baidu, Inc., ADR (a)	600	48,846
eBay, Inc. (a)	1,490	31,156
Google, Inc., “A” (a)	2,824	1,369,216
GSI Commerce, Inc. (a)	2,840	63,957
LogMeIn, Inc. (a)	1,020	29,070
OpenTable, Inc. (a)	1,200	53,640
Rackspace Hosting, Inc. (a)	3,140	58,718
Shutterfly, Inc. (a)	1,590	39,877
TechTarget, Inc. (a)	9,120	52,805

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – continued
Yahoo Japan Corp.	243	$93,521

		$1,867,950

Leisure & Toys – 0.6%
Activision Blizzard, Inc.	19,240	$228,571
Electronic Arts, Inc. (a)	1,680	26,762
Hasbro, Inc.	11,580	488,097
Sankyo Co. Ltd.	3,200	156,676
Shimano, Inc.	2,400	121,952
THQ, Inc. (a)	23,820	108,619

		$1,130,677

Machinery & Tools – 1.7%
AGCO Corp. (a)	1,340	$46,578
ASSA ABLOY AB, “B”	5,190	114,804
Avery Dennison Corp.	1,350	48,397
Beml Ltd.	2,660	58,236
Bucyrus International, Inc.	7,890	490,916
Cummins, Inc.	3,480	277,043
Douglas Dynamics, Inc. (a)	1,940	22,989
Eaton Corp.	1,964	154,095
Flowserve Corp.	1,750	173,530
GEA Group AG	8,867	200,653
GLORY Ltd.	14,200	330,531
Kennametal, Inc.	7,450	204,056
MAN SE	2,290	212,566
Neopost S.A.	2,060	159,324
Pitney Bowes, Inc.	10,020	244,588
Schindler Holding AG	790	70,832
Timken Co.	9,847	331,056
Titan Machinery, Inc. (a)	5,690	81,196
Union Tool Co.	5,300	132,998

		$3,354,388

Major Banks – 5.7%
Banco Santander Chile, ADR	1,640	$136,136
Bank of America Corp.	74,300	1,043,172
Bank of China Ltd.	280,000	147,795
Bank of New York Mellon Corp.	31,000	777,170
Barclays PLC	58,570	305,860
BNP Paribas	7,374	506,513
BOC Hong Kong Holdings Ltd.	37,500	96,267
Commonwealth Bank of Australia	5,760	273,894
Credit Agricole S.A.	4,310	59,030
Credit Suisse Group AG	9,780	445,390
Goldman Sachs Group, Inc.	10,135	1,528,561
HSBC Holdings PLC	99,639	1,010,007
JPMorgan Chase & Co. (s)	45,110	1,817,031
Julius Baer Group Ltd.	9,925	347,284
KBC Group N.V. (a)	2,752	121,575
KeyCorp	15,390	130,199
Morgan Stanley	1,810	48,852
PNC Financial Services Group, Inc.	10,160	603,402
Regions Financial Corp.	2,860	20,964
Standard Chartered PLC	8,009	231,490
State Street Corp.	7,445	289,759
Sumitomo Mitsui Financial Group, Inc.	13,300	411,954
SunTrust Banks, Inc.	5,010	130,010

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UniCredito Italiano S.p.A.	24,509	$68,669
Wells Fargo & Co.	24,190	670,789

		$11,221,773

Medical & Health Technology & Services – 2.2%
Allscripts Healthcare Solutions, Inc. (a)	7,120	$118,833
Brookdale Senior Living, Inc. (a)	6,730	95,431
Cerner Corp. (a)	3,910	302,830
DaVita, Inc. (a)	830	47,576
Diagnosticos da America S.A.	34,600	332,662
Express Scripts, Inc. (a)	5,160	233,129
Fleury S.A. (a)	7,800	90,471
Fresenius Medical Care AG & Co. KGaA	4,057	222,604
Hanger Orthopedic Group, Inc. (a)	2,780	47,677
Healthcare Services Group, Inc.	4,160	92,934
Henry Schein, Inc. (a)	1,270	66,662
IDEXX Laboratories, Inc. (a)	4,510	264,917
IPC The Hospitalist Co., Inc. (a)	3,310	85,232
Kobayashi Pharmaceutical Co. Ltd.	2,200	92,818
LifePoint Hospitals, Inc. (a)	1,730	53,474
Lincare Holdings, Inc.	10,775	256,014
McKesson Corp.	3,970	249,395
MedAssets, Inc. (a)	6,390	149,590
MEDNAX, Inc. (a)	2,570	121,176
Miraca Holdings, Inc.	16,600	494,186
MWI Veterinary Supply, Inc. (a)	1,300	68,458
Patterson Cos., Inc.	10,690	285,209
RHÖN-KLINIKUM AG	9,360	213,456
SSL International PLC	10,283	190,561
Stericycle, Inc. (a)	1,470	92,610

		$4,267,905

Medical Equipment – 2.7%
AGA Medical Holdings, Inc. (a)	3,870	$56,076
Becton, Dickinson & Co.	4,870	335,056
C.R. Bard, Inc.	1,960	153,919
Cochlear Ltd.	3,367	215,300
Covidien PLC	1,350	50,382
DENTSPLY International, Inc.	7,800	234,156
DexCom, Inc. (a)	10,630	118,631
Edwards Lifesciences Corp. (a)	4,660	269,348
Essilor International S.A.	1,840	115,094
Heartware International, Inc. (a)	730	47,034
Intuitive Surgical, Inc. (a)	170	55,823
Masimo Corp.	2,540	58,623
Medtronic, Inc.	21,840	807,425
NxStage Medical, Inc. (a)	5,220	82,424
Orthofix International N.V. (a)	2,080	62,982
PerkinElmer, Inc.	3,770	73,364
ResMed, Inc. (a)	3,730	245,024
Smith & Nephew PLC	13,308	115,792
Sonova Holding AG	1,979	240,132
St. Jude Medical, Inc. (a)	11,100	408,147
Synthes, Inc.	3,480	400,215
Thermo Fisher Scientific, Inc. (a)	9,530	427,516
Thoratec Corp. (a)	5,850	215,163
Varian Medical Systems, Inc. (a)	220	12,144

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Waters Corp. (a)	5,260	$337,482
Zimmer Holdings, Inc. (a)	1,760	93,262

		$5,230,514

Metals & Mining – 1.5%
BHP Billiton Ltd., ADR	1,380	$99,677
BHP Billiton PLC	25,230	772,592
Cliffs Natural Resources, Inc.	2,650	149,910
Globe Specialty Metals, Inc. (a)	6,340	73,100
Iluka Resources Ltd. (a)	83,280	414,389
Inmet Mining Corp.	3,387	165,553
Molycorp, Inc. (a)	1,460	18,016
Steel Dynamics, Inc.	2,560	36,659
Teck Resources Ltd., “B”	12,300	432,992
Teck Resources Ltd., “B”	4,430	156,158
United States Steel Corp.	7,490	332,032
Usinas Siderurgicas de Minas Gerais S.A., ADR	4,950	142,214
voestalpine AG	2,313	73,998

		$2,867,290

Natural Gas - Distribution – 0.4%
AGL Resources, Inc.	1,030	$39,140
EQT Corp.	4,850	177,898
NiSource, Inc.	8,490	140,085
Northwestern Corp.	1,780	50,196
Questar Corp.	11,072	182,134
Spectra Energy Corp.	1,270	26,403
Tokyo Gas Co. Ltd.	54,000	245,639

		$861,495

Natural Gas - Pipeline – 0.3%
El Paso Corp.	3,060	$37,699
Enagas S.A.	8,020	147,990
Williams Cos., Inc.	23,945	464,772

		$650,461

Network & Telecom – 1.7%
Acme Packet, Inc. (a)	7,440	$210,254
Ciena Corp. (a)	7,360	96,342
Cisco Systems, Inc. (a)	53,280	1,229,170
Ericsson, Inc., “B”	25,840	285,256
F5 Networks, Inc. (a)	3,210	281,934
Fortinet, Inc. (a)	7,230	130,212
Juniper Networks, Inc. (a)	8,860	246,131
Nokia Oyj	25,060	231,701
Polycom, Inc. (a)	8,520	252,874
QUALCOMM, Inc.	3,850	146,608
RealD, Inc. (a)	940	15,980
Riverbed Technology, Inc. (a)	2,220	82,340
Tellabs, Inc.	18,920	132,062

		$3,340,864

Oil Services – 1.4%
Cameron International Corp. (a)	1,890	$74,825
Dresser-Rand Group, Inc. (a)	9,650	359,076
Ensco International PLC, ADR	1,890	79,021
Halliburton Co.	18,250	545,310
National Oilwell Varco, Inc.	8,850	346,566
Noble Corp.	8,000	260,000

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
Saipem S.p.A.	5,070	$182,352
Schlumberger Ltd.	8,800	525,008
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	2,890	140,212
Smith International, Inc.	5,920	245,562
Transocean, Inc. (a)	1,370	63,308

		$2,821,240

Other Banks & Diversified Financials – 2.4%
Aeon Credit Service Co. Ltd.	12,100	$121,427
American Express Co.	17,887	798,476
Anglo Irish Bank Corp. PLC (a)	10,470	0
Associated Banc-Corp.	10,130	137,667
Banco Santander Brasil S.A., ADR	31,660	421,711
Capital One Financial Corp.	1,090	46,140
Cathay General Bancorp, Inc.	14,080	165,581
Chiba Bank Ltd.	39,000	238,347
China Construction Bank	353,000	299,488
CIT Group, Inc. (a)	900	32,724
Citigroup, Inc. (a)	83,560	342,596
Credicorp Ltd.	700	68,404
Discover Financial Services	9,170	140,026
DnB NOR A.S.A.	9,200	114,253
First Interstate BancSystem, Inc.	1,990	26,467
Hachijuni Bank Ltd.	9,000	51,565
HDFC Bank Ltd., ADR	1,200	197,496
Housing Development Finance Corp. Ltd.	2,117	135,959
ICICI Bank Ltd.	10,150	197,926
ICICI Bank Ltd., ADR	980	38,132
Joyo Bank Ltd.	11,000	44,435
Marshall & Ilsley Corp.	31,770	223,343
Metro Bancorp, Inc. (a)	3,010	38,257
People’s United Financial, Inc.	7,640	105,738
PT Bank Rakyat Indonesia (Persero) Tbk	109,500	121,143
Sapporo Hokuyo Holdings, Inc.	9,600	45,558
Sterling Bancshares, Inc.	15,830	82,158
TCF Financial Corp.	9,130	144,619
Unione di Banche Italiane Scpa	5,054	54,237
Zions Bancorporation	10,060	223,231

		$4,657,104

Pharmaceuticals – 4.1%
Abbott Laboratories	25,758	$1,264,203
Alere, Inc. (a)	670	18,847
Allergan, Inc.	3,508	214,198
Auxilium Pharmaceuticals, Inc. (a)	2,150	48,504
Bayer AG	10,578	608,113
Bristol-Myers Squibb Co.	510	12,709
Genomma Lab Internacional S.A., “B” (a)	28,900	98,436
GlaxoSmithKline PLC	21,670	377,779
Hisamitsu Pharmaceutical Co., Inc.	1,800	70,004
Hospira, Inc. (a)	110	5,731
Johnson & Johnson	24,790	1,440,051
Merck & Co., Inc.	2,680	92,353
Merck KGaA	2,040	181,570
Mylan, Inc. (a)	6,060	105,444
Novo Nordisk A/S, “B”	3,079	263,366
Pfizer, Inc.	58,619	879,285

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Roche Holding AG	7,470	$971,667
Sanofi-Aventis S.A.	11,690	678,972
Santen Pharmaceutical Co. Ltd.	10,900	364,868
Shire PLC, ADR	270	18,595
Teva Pharmaceutical Industries Ltd., ADR	8,170	399,105

		$8,113,800

Pollution Control – 0.1%
Republic Services, Inc.	5,980	$190,523

Precious Metals & Minerals – 0.2%
Lihir Gold Ltd.	64,959	$239,187
Stillwater Mining Co. (a)	4,660	64,168

		$303,355

Printing & Publishing – 0.5%
Lamar Advertising Co., “A” (a)	2,510	$68,648
Moody’s Corp.	4,880	114,924
MSCI, Inc., “A” (a)	14,920	481,468
Reed Elsevier PLC	10,340	89,562
United Business Media	4,729	40,850
VistaPrint Ltd. (a)	4,890	161,614

		$957,066

Railroad & Shipping – 0.6%
Aegean Marine Petroleum Network, Inc.	7,600	$156,256
Canadian National Railway Co.	4,190	263,844
CSX Corp.	930	49,030
Diana Shipping, Inc. (a)	4,400	58,168
East Japan Railway Co.	4,200	270,780
Norfolk Southern Corp.	660	37,138
Union Pacific Corp.	3,700	276,279

		$1,111,495

Real Estate – 0.5%
Annaly Mortgage Management, Inc., REIT	14,500	$252,300
Brasil Brokers Participacoes	12,000	47,282
Chesapeake Lodging Trust, REIT (a)	1,770	30,957
Deutsche Wohnen AG (a)	8,857	86,565
Entertainment Property Trust, REIT	3,350	139,829
Host Hotels & Resorts, Inc., REIT	4,819	69,104
Kilroy Realty Corp., REIT	3,480	116,858
Mack-Cali Realty Corp., REIT	2,533	81,613
Midland Holdings Ltd.	134,000	126,108
Walter Investment Management Corp., REIT	6,410	110,701

		$1,061,317

Restaurants – 0.7%
Brinker International, Inc.	3,920	$61,622
Darden Restaurants, Inc.	8,094	339,058
McDonald’s Corp.	8,050	561,327
P.F. Chang’s China Bistro, Inc.	7,210	298,494
Peet’s Coffee & Tea, Inc. (a)	810	32,910
Texas Roadhouse, Inc., “A” (a)	3,880	52,302
Wendy’s/Arby’s Group, Inc., “A”	11,720	51,099
YUM! Brands, Inc.	1,450	59,885

		$1,456,697

Special Products & Services – 0.0%
PICO Holdings, Inc. (a)	1,450	$45,443

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value
Common Stocks – continued
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	2,500	$181,450
Airgas, Inc.	730	47,662
Akzo Nobel N.V.	13,384	788,437
Albemarle Corp.	6,850	298,797
Asian Paints Ltd.	924	51,837
FMC Corp.	1,650	103,108
L’Air Liquide S.A.	1,123	126,397
Linde AG	4,480	525,138
Praxair, Inc.	4,230	367,249
Rockwood Holdings, Inc. (a)	3,460	101,067
Shin-Etsu Chemical Co. Ltd.	6,600	328,873
Symrise AG	14,068	350,155

		$3,270,170

Specialty Stores – 2.8%
Abc-Mart, Inc.	1,900	$61,798
Abercrombie & Fitch Co., “A”	10,040	370,878
Advance Auto Parts, Inc.	7,040	376,851
Amazon.com, Inc. (a)	1,710	201,592
Blue Nile, Inc. (a)	1,400	71,260
Citi Trends, Inc. (a)	2,700	84,753
Dick’s Sporting Goods, Inc. (a)	6,660	175,225
Esprit Holdings Ltd.	94,532	593,297
Foot Locker, Inc.	1,760	23,918
hhgregg, Inc. (a)	3,230	65,537
Home Depot, Inc.	15,470	441,050
Industria de Diseno Textil S.A.	5,620	371,678
J. Crew Group, Inc. (a)	2,040	72,685
Limited Brands, Inc.	41,029	1,051,984
Monro Muffler Brake, Inc.	1,910	78,386
Nitori Co. Ltd.	1,250	107,790
PetSmart, Inc.	6,957	216,015
Ross Stores, Inc.	3,770	198,528
Rue21, Inc. (a)	2,350	71,276
Sally Beauty Holdings, Inc. (a)	4,490	42,475
Staples, Inc.	25,380	515,975
Tiffany & Co.	3,420	143,879
Urban Outfitters, Inc. (a)	1,310	42,130
Vitacost.Com, Inc. (a)	4,810	41,318
Zumiez, Inc. (a)	1,550	28,365

		$5,448,643

Telecommunications - Wireless – 1.3%
Cellcom Israel Ltd.	4,470	$123,372
KDDI Corp.	83	403,976
MTN Group Ltd.	10,070	161,432
NII Holdings, Inc. (a)	2,460	92,152
Partner Communication Co. Ltd., ADR	2,960	48,988
Philippine Long Distance Telephone Co.	2,320	123,258
SBA Communications Corp. (a)	4,300	155,574
SmarTone Telecommunications Holdings Ltd.	32,000	33,164
Sprint Nextel Corp. (a)	6,200	28,334
Vivo Participacoes S.A., ADR	9,740	260,448
Vodafone Group PLC	486,020	1,134,424

		$2,565,122

Telephone Services – 2.2%
American Tower Corp., “A” (a)	12,460	$576,150

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
AT&T, Inc.	44,870	$1,163,928
CenturyLink, Inc.	2,020	71,952
China Unicom Ltd.	336,000	454,200
Frontier Communications Corp.	6,180	47,215
PT XL Axiata Tbk (a)	149,500	79,357
Qwest Communications International, Inc.	103,320	584,791
Royal KPN N.V.	46,872	652,348
Telefonica S.A.	5,860	133,027
Verizon Communications, Inc.	5,370	156,052
Virgin Media, Inc.	15,380	331,131

		$4,250,151

Tobacco – 1.7%
Altria Group, Inc.	38,155	$845,515
British American Tobacco PLC	8,360	287,811
Japan Tobacco, Inc.	105	337,867
Philip Morris International, Inc.	28,095	1,433,969
Reynolds American, Inc.	2,320	134,142
Swedish Match AB	14,229	336,034

		$3,375,338

Trucking – 1.0%
Expeditors International of Washington, Inc.	12,570	$535,985
J.B. Hunt Transport Services, Inc.	2,460	87,305
Landstar System, Inc.	4,720	191,349
TNT N.V.	13,203	394,006
United Parcel Service, Inc., “B”	4,260	276,900
Werner Enterprises, Inc.	2,590	59,648
Yamato Holdings Co. Ltd.	32,500	403,264

		$1,948,457

Utilities - Electric Power – 2.5%
AES Corp. (a)	4,860	$50,107
Allegheny Energy, Inc.	1,650	37,620
American Electric Power Co., Inc.	6,050	217,679
Calpine Corp. (a)	2,780	37,530
CenterPoint Energy, Inc.	5,950	84,668
CEZ AS	3,980	181,968
Cheung Kong Infrastructure Holdings Ltd.	15,000	56,196
CMS Energy Corp.	24,590	391,473
Constellation Energy Group, Inc.	16,000	505,600
CPFL Energia S.A.	3,600	83,102
CPFL Energia S.A., ADR	1,889	131,984
Dominion Resources, Inc.	3,260	136,887
DPL, Inc.	4,120	104,277
DTE Energy Co.	1,380	63,701
E.ON AG	16,553	493,869
Energias de Portugal S.A.	31,270	102,811
Entergy Corp.	720	55,807
Fortum Oyj	4,600	107,002
Integrys Energy Group, Inc.	3,470	164,304
NextEra Energy, Inc.	790	41,317
Northeast Utilities	3,800	105,792
NRG Energy, Inc. (a)	6,581	149,257
NV Energy, Inc.	3,050	38,735
OGE Energy Corp.	1,000	39,640
PG&E Corp.	13,560	602,064
PPL Corp.	8,680	236,877

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Public Service Enterprise Group, Inc.		7,830	$257,607
Red Electrica de Espana		2,439	106,794
Tractebel Energia S.A.		6,960	90,423
Tractebel Energia S.A., ADR		6,566	87,000
Wisconsin Energy Corp.		1,170	63,508

			$4,825,599

Total Common Stocks			$176,220,422

Convertible Preferred Stocks – 0.2%
Energy - Independent – 0.0%
Apache Corp., 6%		1,560	$84,755

Other Banks & Diversified Financials – 0.1%
Citigroup, Inc., 7.5%		1,200	$146,040

Utilities - Electric Power – 0.1%
PPL Corp., 9.5%		1,920	$107,117

Total Convertible Preferred Stocks			$337,912

Warrants – 0.1%
Other Banks & Diversified Financials – 0.1%
Deutsche Bank AG London (Housing Development - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)		6,232	$285,619

Convertible Bonds – 0.0%
Energy - Independent – 0.0%
Massey Energy Co., 3.25%, 2015		$29,000	$24,868

Issuer/Expiration Date/Strike Price	Number of Contracts/ Par Amount
Call Options Purchased – 0.0%
Teck Resources Ltd. - August 2010 @ $60		310	$0
United States Steel Corp. - October 2010 @ $75		52	260
EUR Currency – November 2010 @ JPY 146.31	EUR	364,000	80

Total Call Options Purchased			$340

Put Options Purchased – 0.0%
JPY Currency – November 2010 @ $0.0103	JPY	52,650,000	$431

Issuer	Shares/Par
Money Market Funds (v) – 2.9%
MFS Institutional Money Market Portfolio, 0.26%, at Net Asset Value		5,648,413	$5,648,413

Total Investments			$182,518,005

Other Assets, Less Liabilities – 7.0%			13,735,992

Net Assets – 100.0%			$196,253,997

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $285,619, representing 0.1% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At July 31, 2010, the value of securities pledged amounted to $2,931,731. At July 31, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(w)	When-issued security. At July 31, 2010, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

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The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$116,882,696	$—	$0	$116,882,696
United Kingdom	11,417,182	—	—	11,417,182
Japan	9,704,894	—	—	9,704,894
Switzerland	5,428,827	—	—	5,428,827
France	5,117,840	—	—	5,117,840
Germany	4,965,756	—	—	4,965,756
Netherlands	3,553,302	—	—	3,553,302
Brazil	2,614,023	87,000	—	2,701,023
Hong Kong	1,898,939	—	—	1,898,939
Other Countries	15,173,754	—	—	15,173,754
Corporate Bonds	—	24,868	—	24,868
Purchased Currency Options	—	511	—	511
Mutual Funds	5,648,413	—	—	5,648,413

Total Investments	$182,405,626	$112,379	$0	$182,518,005

Other Financial Instruments
Futures	$(2,206,870)	$—	$—	$(2,206,870)
Swaps	—	(1,036,512)	—	(1,036,512)
Forward Currency Contracts	—	(4,297,189)		(4,297,189)

For further information regarding security characteristics, see the Portfolio of Investments. At 7/31/10, the fund held one Level 3 security valued at $0, which was also held and valued at $0 at October 31, 2009.

Of the Level 1 investments presented above, equity investments amounting to $39,796,510 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$172,758,223

Gross unrealized appreciation	$11,557,278
Gross unrealized depreciation	(1,797,496)

Net unrealized appreciation (depreciation)	$9,759,782

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

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(3) Derivative Contracts at 7/31/10

Forward Foreign Currency Exchange Contracts at 7/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank	8,905,000	9/01/10	$7,389,458	$8,026,226	$636,768
BUY	CHF	JPMorgan Chase Bank	8,465,000	10/21/10	8,006,318	8,132,802	126,484
BUY	EUR	JPMorgan Chase Bank	3,260,000	8/26/10	4,020,477	4,248,269	227,792
BUY	KRW	JPMorgan Chase Bank	4,846,000,000	8/26/10	4,027,593	4,091,599	64,006
BUY	MXN	JPMorgan Chase Bank	103,880,000	8/26/10 - 9/01/10	7,818,428	8,183,191	364,763
BUY	MYR	JPMorgan Chase Bank	19,956,000	8/26/10	6,127,111	6,263,992	136,881
BUY	SEK	Goldman Sachs International	103,410,000	8/26/10	13,155,224	14,321,736	1,166,512
BUY	SGD	JPMorgan Chase Bank	6,915,000	9/01/10	4,876,088	5,085,307	209,219
BUY	TWD	JPMorgan Chase Bank	83,300,000	8/26/10	2,595,016	2,601,770	6,754

							$2,939,179

Liability Derivatives
SELL	AUD	Goldman Sachs International	23,305,000	9/01/10	$18,716,246	$21,005,186	$(2,288,940)
SELL	AUD	JPMorgan Chase Bank	8,900,000	9/01/10	7,914,948	8,021,718	(106,770)
SELL	BRL	JPMorgan Chase Bank	1,560,000	8/26/10	834,894	881,979	(47,085)
SELL	CAD	JPMorgan Chase Bank	6,140,000	8/26/10	5,833,480	5,971,136	(137,656)
SELL	CHF	JPMorgan Chase Bank	3,865,000	9/01/10	3,337,795	3,711,314	(373,519)
SELL	CNY	JPMorgan Chase Bank	7,125,000	8/26/10	1,046,332	1,051,542	(5,210)
SELL	EUR	Goldman Sachs International	29,485,000	9/01/10	36,156,718	38,423,378	(2,266,660)
SELL	EUR	JPMorgan Chase Bank	780,000	10/21/10	991,337	1,016,330	(24,993)
SELL	GBP	JPMorgan Chase Bank	12,530,000	8/26/10 - 10/21/10	18,808,428	19,655,908	(847,480)
SELL	HKD	JPMorgan Chase Bank	3,665,000	10/21/10	472,006	472,121	(115)
SELL	JPY	Goldman Sachs International	1,038,900,000	9/01/10	11,596,031	12,027,949	(431,918)
BUY	KRW	JPMorgan Chase Bank	3,927,000,000	8/26/10	3,368,213	3,315,664	(52,549)
SELL	MYR	JPMorgan Chase Bank	7,612,000	8/26/10	2,366,915	2,389,332	(22,417)
SELL	NZD	Goldman Sachs International	19,045,000	10/21/10	13,583,846	13,731,635	(147,789)
SELL	NZD	JPMorgan Chase Bank	5,560,000	9/01/10	3,649,862	4,025,477	(375,615)
SELL	SGD	JPMorgan Chase Bank	6,915,000	9/01/10 - 10/21/10	5,027,482	5,085,424	(57,942)
BUY	TWD	JPMorgan Chase Bank	154,400,000	8/26/10	4,872,199	4,822,489	(49,710)

							$(7,236,368)

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(3) Derivative Contracts at 7/31/10 - continued

Futures Contracts Outstanding at 7/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Australian SPI 200 (Short)	AUD	16	$1,615,070	September-2010	$8,879
CAC 40 Index (Long)	EUR	124	5,884,322	August-2010	18,585
DAX Index (Long)	EUR	82	16,474,878	September-2010	142,371
FTSE 100 Index (Long)	GBP	21	1,728,340	September-2010	97,443
MSCI Taiwan Index (Short)	USD	154	4,193,420	August-2010	32,956
Nikkei 225 Index (Long)	JPY	86	9,486,429	September-2010	57,436
OMX Index (Short)	SEK	224	3,247,692	August-2010	20,963
Topix Index (Short)	JPY	121	11,862,608	September-2010	221,439

					600,072
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	32	$3,962,000	September-2010	$94,449

					$694,521

Liability Derivatives
Equity Futures
AEX 25 Index (Long)	EUR	80	$6,862,909	August-2010	$(124,101)
Canadian S&P/TSX 60 Index Fund (Sho	CAD	14	1,861,855	September-2010	(11,219)
DJ Euro Stoxx 50 (Short)	EUR	318	11,371,183	September-2010	(218,209)
E-mini NASDAQ-100 Future (Short)	USD	76	2,830,620	September-2010	(63,004)
E-mini S&P MidCap 400 (Short)	USD	303	22,991,640	September-2010	(422,079)
FTSE/MIB Index (Short)	EUR	17	2,332,437	September-2010	(74,742)
Hang Seng Index (Short)	HKD	64	8,639,485	August-2010	(36,592)
IBEX 35 (Short)	EUR	65	8,863,082	August-2010	(227,716)
MSCI Singapore Free Index (Short)	SGD	26	1,344,168	August-2010	(8,937)
Russell 2000 Mini Index (Short)	USD	101	6,560,960	September-2010	(48,783)
S&P 500 Future (Short)	USD	258	70,840,350	September-2010	(1,666,009)

					$(2,901,391)

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(3) Derivative Contracts at 7/31/10 - continued

Swap Agreements at 7/31/10

Expiration		Notional Amount	Counterparty		Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
7/01/20	GBP	19,500,000	Morgan Stanley Capital Services, Inc.		3.3725% (fixed rate)	6-Month LIBOR	$43,562
Credit Default Swaps
6/20/13	USD	15,972,000	JPMorgan Chase Bank	(a)	1.55% (fixed rate)	(1)	$197,129
12/20/13	USD	2,976,000	Morgan Stanley Capital Services, Inc.	(b)	1.5% (fixed rate)	(2)	45,520
6/20/14	EUR	10,600,000	Merrill Lynch International	(c)	1.85% (fixed rate)	(3)	469,884
6/20/14	USD	9,622,400	Deutsche Bank	(d)	1.00% (fixed rate)	(4)	46,900
6/20/14	USD	4,166,400	Merrill Lynch International	(e)	1.00% (fixed rate)	(4)	20,307

							779,740

							$823,302

Liability Derivatives
Interest Rate Swaps
10/01/18	JPY	450,000,000	JPMorgan Chase Bank		6-Month LIBOR	1.7225% (fixed rate)	$(357,911)
3/25/19	JPY	305,000,000	Citibank		6-Month LIBOR	1.23% (fixed rate)	(87,170)
6/19/19	JPY	1,450,000,000	Citibank		6-Month LIBOR	1.41% (fixed rate)	(616,516)
5/06/20	JPY	240,000,000	JPMorgan Chase Bank		6-Month LIBOR	1.34125% (fixed rate)	(69,371)
7/06/20	EUR	15,750,000	Morgan Stanley Capital Services, Inc.		2.862% (fixed rate)	6-Month LIBOR	(97,092)
10/25/37	JPY	245,000,000	Morgan Stanley Capital Services, Inc.	(f)	6-Month LIBOR	2.46% (fixed rate)	(392,571)
5/06/40	JPY	240,000,000	JPMorgan Chase Bank		6-Month LIBOR	2.1875% (fixed rate)	(214,714)

							(1,835,345)
Credit Default Swaps
6/20/15	USD	2,800,000	Merrill Lynch International	(g)	1.00% (fixed rate)	(5)	$(2,710)
6/20/15	EUR	12,550,000	Merrill Lynch International	(h)	1.00% (fixed rate)	(6)	(21,759)

							(24,469)

							$(1,859,814)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.10 Index, a BBB rated credit default index. The fund entered into the contract to manage market/sector exposure.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.11 Index, BBB rated credit default index. The fund entered into the contract to manage market/sector exposure.
(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the iTraxx EUROPE11 Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(4)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.12 Index, BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(5)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.14 Index, BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(6)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the iTraxx EUROPE13 Index, A- rated credit default index. The fund entered into the contract to manage market/sector exposure.
(a)	Net unamortized premiums paid by the fund amounted to $76,316.
(b)	Net unamortized premiums received by the fund amounted to $73,764.
(c)	Net unamortized premiums paid by the fund amounted to $122,777.
(d)	Net unamortized premiums received by the fund amounted to $103,482.
(e)	Net unamortized premiums received by the fund amounted to $112,633.
(f)	Net unamortized premiums paid by the fund amounted to $1,851.
(g)	Net unamortized premiums paid by the fund amounted to $4,936.
(h)	Net unamortized premiums paid by the fund amounted to $30,448.

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The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At July 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets and currencies resulting from the fund’s individual security selections. Derivatives may be used to increase the fund’s exposure to markets or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund may use derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The volume of derivative activity, based on month-end notional amounts during the period, was as follows for the period ended July 31, 2010:

	Percentage of Net Assets
	Forwards	Futures	Swaps	Options
Average Notional Amount Outstanding	113.60%	72.81%	62.39%	0.02%
Highest Notional Amount Outstanding	197.69%	103.41%	76.71%	0.03%
Lowest Notional Amount Outstanding	86.25%	56.24%	55.38%	0.00%
Notional Amount Outstanding as of July 31, 2010	98.61%	72.71%	57.71%	0.02%

Notional amounts outstanding are at absolute value and are determined, when applicable, by netting notional amounts of contracts to buy and sell the same underlying instrument with the same counterparty.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2010.

		Fair Value
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$94,449	$—
Interest Rate Contracts	Interest Rate Swaps	43,562	(1,835,345)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	2,939,179	(7,236,368)
Foreign Exchange Contracts	Purchased Currency Options	511	—
Equity Contracts	Equity Futures	600,072	(2,901,391)
Equity Contracts	Purchased Equity Options	260	—
Credit Contracts	Credit Default Swaps	779,740	(24,469)

Total		$4,457,773	$(11,997,573)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

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Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over- the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the

MFS Diversified Target Return Fund

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(3) Derivative Contracts at 7/31/10 - continued

swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into an interest rate swap in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position as of July 31, 2010 is disclosed in note 3 herein. As discussed earlier in this note, collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. If a defined credit event had occurred as of July 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and, for those swaps in a net liability position for which the fund is the protection seller, the fund in order to settle these swaps would have been required to either (1) pay the swaps’ notional value of $15,350,000 less the value of the contracts’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swaps in return for physical receipt of the deliverable obligations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	14,029,958	146,973,909	(155,355,454)	5,648,413

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,691	$5,648,413

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2010, are as follows:

United States	63.3%
United Kingdom	22.3%
Germany	20.7%
Japan	(13.6)%
France	5.6%
Netherlands	5.2%
Spain	(4.0)%
Hong Kong	(3.4)%
Switzerland	2.8%
Other Countries	1.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Commodity Strategy Fund

7/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Bonds – 29.7%
Asset-Backed & Securitized – 1.5%
Bank of Nova Scotia, 1.45%, 2013 (n)	$620,000	$622,977
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	750,000	764,082
Compagnie de Financement Foncier, 2.125%, 2013 (n)	700,000	707,763
Compagnie de Financement Foncier, FRN, 1.262%, 2012 (n)	700,000	698,683
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (z)	510,000	513,566

		$3,307,071

Automotive – 0.5%
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	$500,000	$513,565
Toyota Motor Credit Corp., 3.2%, 2015	600,000	626,195

		$1,139,760

Brokerage & Asset Managers – 0.4%
BlackRock, Inc., 3.5%, 2014	$750,000	$785,621

Building – 0.2%
CRH America, Inc., 6.95%, 2012	$500,000	$539,367

Cable TV – 0.5%
Comcast Corp., 5.3%, 2014	$600,000	$664,637
DIRECTV Holdings LLC, 4.75%, 2014	500,000	538,065

		$1,202,702

Chemicals – 0.9%
Dow Chemical Co., 7.6%, 2014	$500,000	$583,730
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	720,000	802,906
PPG Industries, Inc., 5.75%, 2013	621,000	679,294

		$2,065,930

Computer Software – 0.3%
Adobe Systems, Inc., 3.25%, 2015	$700,000	$725,796

Consumer Products – 0.6%
Clorox Co., 5%, 2013	$670,000	$729,547
Newell Rubbermaid, Inc., 5.5%, 2013	500,000	539,457

		$1,269,004

Defense Electronics – 0.3%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$600,000	$656,587

Emerging Market Sovereign – 0.3%
State of Qatar, 5.15%, 2014 (n)	$600,000	$648,000

Energy - Integrated – 1.0%
ConocoPhillips, 4.75%, 2014	$365,000	$402,560
Royal Dutch Shell PLC, 3.1%, 2015	580,000	601,186
Statoil A.S.A., 2.9%, 2014	700,000	722,459
TOTAL S.A., 3%, 2015	520,000	536,319

		$2,262,524

Financial Institutions – 0.6%
General Electric Capital Corp., 5.45%, 2013	$750,000	$810,553
NYSE Euronext, Inc., 4.8%, 2013	600,000	651,961

		$1,462,514

Food & Beverages – 1.7%
Anheuser-Busch InBev S.A., 3%, 2012	$600,000	$620,149
Cargill, Inc, 6.375%, 2012 (n)	925,000	1,002,099
General Mills, Inc., 5.25%, 2013	600,000	664,334
Miller Brewing Co., 5.5%, 2013 (n)	600,000	659,024

1

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	$800,000	$805,766

		$3,751,372

Food & Drug Stores – 0.3%
CVS Caremark Corp., 3.25%, 2015	$600,000	$617,712

Industrial – 0.2%
Cornell University, 4.35%, 2014	$465,000	$509,919

Insurance – 0.4%
Lincoln National Corp., 4.3%, 2015	$250,000	$259,134
Prudential Financial, Inc., 3.625%, 2012	700,000	725,778

		$984,912

International Market Quasi-Sovereign – 5.7%
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)	$1,000,000	$1,030,449
Bank of Ireland, 2.75%, 2012 (n)	700,000	696,737
Commonwealth Bank of Australia, 2.4%, 2012 (n)	1,000,000	1,022,494
Finance for Danish Industry A.S., FRN, 0.907%, 2013 (z)	1,500,000	1,497,573
ING Bank N.V., 3.9%, 2014 (n)	1,250,000	1,351,624
KfW Bankengruppe, 1.375%, 2013	1,100,000	1,109,227
KfW Bankengruppe, 3.5%, 2014	1,250,000	1,335,240
Oesterreichische Kontrollbank AG, 4.75%, 2012	1,000,000	1,078,787
Royal Bank of Scotland PLC, FRN, 1.121%, 2012 (n)	700,000	700,610
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,400,000	1,481,474
Swedbank AB, 2.8%, 2012 (n)	1,250,000	1,281,798
Vestjysk Bank A/S, FRN, 1.088%, 2013 (z)	350,000	349,537

		$12,935,550

International Market Sovereign – 0.4%
Kingdom of Spain, 2%, 2012 (n)	$1,000,000	$976,662

Local Authorities – 0.5%
Province of Ontario, 4.5%, 2015	$1,000,000	$1,104,879

Major Banks – 0.8%
Commonwealth Bank of Australia, 3.75%, 2014 (n)	$600,000	$627,325
Societe Generale North America, Inc., 0.803%, 2012	830,000	829,753
Standard Chartered PLC, 3.85%, 2015 (n)	420,000	432,868

		$1,889,946

Medical & Health Technology & Services – 0.4%
Hospira, Inc., 5.55%, 2012	$750,000	$797,344

Mortgage-Backed – 5.9%
Fannie Mae, 4.5%, 2024 - 2025	$8,353,545	$8,866,982
Fannie Mae, 4%, 2025	295,033	309,325
Freddie Mac, 4%, 2025	3,929,727	4,113,342

		$13,289,649

Natural Gas - Pipeline – 0.5%
Energy Transfer Partners LP, 8.5%, 2014	$500,000	$589,344
Enterprise Products Operating LP, 3.7%, 2015	500,000	516,730

		$1,106,074

Network & Telecom – 1.0%
AT&T, Inc., 6.7%, 2013	$600,000	$696,874
CenturyLink, Inc., 7.875%, 2012	380,000	420,956
TELUS Corp., 8%, 2011	291,000	307,969
Verizon Communications, Inc, 5.25%, 2013	700,000	773,530

		$2,199,329

2

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.1%
Noble Corp., 3.45%, 2015	$260,000	$267,491

Other Banks & Diversified Financials – 0.4%
American Express Centurion Bank, 5.55%, 2012	$600,000	$647,549
Svenska Handelsbanken AB, 2.875%, 2012 (n)	250,000	256,043

		$903,592

Pharmaceuticals – 0.3%
Teva Pharmaceutical Industries Ltd., 1.5%, 2012	$670,000	$676,243

Retailers – 0.9%
AutoZone, Inc., 6.5%, 2014	$500,000	$564,187
Home Depot, Inc., 5.25%, 2013	660,000	730,044
Staples, Inc., 9.75%, 2014	600,000	739,151

		$2,033,382

Specialty Stores – 0.3%
Best Buy Co., Inc., 6.75%, 2013	$519,000	$579,840

Supermarkets – 0.3%
Safeway, Inc., 5.8%, 2012	$700,000	$759,881

Supranational – 0.5%
European Investment Bank, 1.25%, 2013	$1,170,000	$1,169,817

Telecommunications - Wireless – 0.1%
Crown Castle Towers LLC, 3.214%, 2015 (z)	$310,000	$311,674

Tobacco – 0.3%
Altria Group, Inc., 8.5%, 2013	$500,000	$593,655

Transportation - Services – 0.1%
ERAC USA Finance Co., 2.75%, 2013 (n)	$260,000	$263,481

U.S. Government Agencies and Equivalents – 0.9%
Freddie Mac, 0.875%, 2012	$2,000,000	$2,006,594

Utilities - Electric Power – 0.6%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$330,000	$359,563
EDP Finance B.V., 5.375%, 2012 (n)	500,000	521,645
PSEG Power LLC, 7.75%, 2011	470,000	491,135

		$1,372,343

Total Bonds		$67,166,217

Commodity Linked Structured Notes (x) – 39.6%
Bank of America - DJUBENTR Linked, FRN, 0.1%, 2011 (n)	10,000,000	$11,762,745
Barclays Bank PLC - DJUBENTR Linked, FRN, 0.2%, 2011 (n)	4,400,000	4,705,438
Citigroup Funding, Inc. - DJUBPRTR Linked, FRN, 0.052%, 2011	10,000,000	9,057,827
Credit Suisse First Boston - DJUBSTR Linked, FRN, 0.15%, 2011 (n)	10,000,000	12,741,801
Deutsche Bank AG - DJUBINTR Linked, FRN, 0.19%, 2011	5,200,000	7,028,172
Goldman Sachs Group, Inc. - DJUBENTR Linked, FRN, 0.037%, 2011	3,000,000	3,194,250
Goldman Sachs Group, Inc. - DJUBSOTR Linked, FRN, 0.037%, 2011	7,100,000	11,944,043
JP Morgan - DJUBINTR Linked, FRN, 0.15%, 2011 (n)	7,800,000	10,217,637
Morgan Stanley - DJUBGRTR Linked, FRN, 0%, 2011 (n)	7,000,000	10,940,160
Morgan Stanley - DJUBLITR Linked, FRN, 0%, 2011 (n)	3,000,000	3,175,350
UBS AG - DJUBGRTR Linked, FRN, 0.21%, 2011 (n)	3,200,000	4,878,050

Total Commodity Linked Structured Notes		$89,645,473

Money Market Funds (v) – 38.7%
MFS Institutional Money Market Portfolio, 0.26%, at Net Asset Value	87,495,301	$87,495,301

3

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Total Investments	$244,306,991

Other Assets, Less Liabilities – (8.0)%	(18,185,235)

Net Assets – 100.0%	$226,121,756

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $76,502,500, representing 33.8% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(x)	Commodity-linked notes are derivatives that typically provide for interest and principal payments based on the value of a commodity indicator, such as a commodity, a commodity future or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodity or commodity markets. Commodity-linked notes have characteristics of debt instruments and derivatives and are subject to the risks associated with investing in those types of investments. Commodity-linked notes can be highly volatile and less liquid than other types of investments. These structured notes take into consideration a leverage factor of 300% on the return of the commodity indicator.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Crown Castle Towers LLC, 3.214%, 2015	7/29/10	$310,000	$311,674
Finance for Danish Industry A.S., FRN, 0.907%, 2013	6/03/10	1,500,000	1,497,573
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015	7/16/10	509,856	513,566
Vestjysk Bank A/S, FRN, 1.088%, 2013	6/10/10	350,000	349,537

Total Restricted Securities			$2,672,350
% of Net Assets			1.2%

The following abbreviations are used in this report and are defined:

DJUBENTR	Dow Jones-UBS Energy Sub-Index Total Return, this index is comprised of futures contracts on crude oil, heating oil, unleaded gasoline and natural gas.
DJUBGRTR	Dow Jones-UBS Grains Sub-Index Total Return, this index is composed of futures contracts on corn, soybeans and wheat.
DJUBINTR	Dow Jones-UBS Industrial Metals Sub-Index Total Return, this index is composed of longer-dated futures contracts on aluminum, copper, nickel and zinc.
DJUBLITR	Dow Jones-UBS Livestock Sub-Index Total Return, this index is composed of futures contracts on live cattle and lean hogs.
DJUBPRTR	Dow Jones-UBS Precious Metals Total Return Index, this index composed of futures contracts on gold and silver.
DJUBSOTR	Dow Jones-UBS Softs Sub-Index Total Return, this index is composed of futures contracts on coffee, cotton and sugar.
DJUBSTR	Dow Jones-UBS Commodity Index Total Return, this index is currently comprised of futures contracts on nineteen physical commodities.
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Commodity Strategy Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$2,006,594	$—	$2,006,594
Non-U.S. Sovereign Debt	—	15,730,029	—	15,730,029
Corporate Bonds	—	23,614,491		23,614,491
Residential Mortgage-Backed Securities	—	13,289,649	—	13,289,649
Asset-Backed Securities (including CDOs)	—	513,566	—	513,566
Foreign Bonds	—	12,011,888	—	12,011,888
Other Fixed Income Securities (Commodity Linked Structured Notes)	—	89,645,473	—	89,645,473
Mutual Funds	87,495,301	—	—	87,495,301

Total Investments	$87,495,301	$156,811,690	$—	$244,306,991

For further information regarding security characteristics, see the Portfolio of Investments.

Commodity-Linked Structured Notes – The fund may invest in commodity-linked derivative instruments, including commodity-linked structured notes, to provide exposure to the investment returns of the commodities markets without investing directly in commodities. The fund will not invest directly in commodities. A structured note is a type of debt instrument in which an issuer borrows money from the investor, in this case the fund, and pays back the principal adjusted for performance of the underlying index less a fee. The structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. The net cash payments exchanged, which might require calculation by the issuer or its affiliates, are recorded as a realized gain or loss on investments in the Statement of Operations. The value of the structured note, which is adjusted daily and includes any related interest accruals to be received and fees to be paid by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be received and fees to be paid, is recorded as unrealized appreciation or depreciation on investments in the Statement of Operations. The fund records a realized gain or loss when a hybrid instrument is sold or matures. These notes are subject to prepayment, interest rate, credit and counterparty

5

MFS Commodity Strategy Fund

Supplemental Information (Unaudited) 7/31/10 - continued

risk. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only a limited recovery or may obtain no recovery in such circumstances. There is additional risk that the issuer or counterparty may be unable or unwilling to make timely payments of interest or principal. To partially mitigate this risk, MFS typically enters into these transactions with counterparties whose credit rating is investment grade. Commodity-linked structured notes are valued daily by the issuing counterparties under procedures approved by the fund’s Board of Trustees. The structured notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The fund has the option to request prepayment from the issuer at any time. The issuer of the structured note may, under certain circumstances, call back the securities on a date earlier than the maturity date.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$224,857,741

Gross unrealized appreciation	$20,443,345
Gross unrealized depreciation	(994,095)

Net unrealized appreciation (depreciation)	$19,449,250

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/ Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	197,264,427	(109,769,126)	87,495,301

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$36,824	$87,495,301

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2010

*	Print name and title of each signing officer under his or her signature.